Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	CleanTech Acquisition Corp Common Stock	CleanTech Acquisition Corp Additional Paid-in Capital	CleanTech Acquisition Corp Accumulated Deficit	CleanTech Acquisition Corp	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 17, 2020
Balance (in Shares) at Jun. 17, 2020
Sale of 4,312,500 Founder Shares			$ 431	24,569		25,000
Sale of 4,312,500 Founder Shares (in Shares)			4,312,500
Net loss (income)					(1,000)	(1,000)
Balance at Dec. 31, 2020	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	$ 23,276,615	$ (24,716,902)	$ (1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	725,426	4,312,500				9,637,962
Stock-based compensation								107,794		107,794
Net loss (income)									(1,519,682)	(1,519,682)
Balance at Mar. 31, 2021	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	23,384,409	(26,236,584)	(2,840,609)
Balance (in Shares) at Mar. 31, 2021	334,800	725,426	4,312,500				9,637,962
Balance at Dec. 31, 2020	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	23,276,615	(24,716,902)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	725,426	4,312,500				9,637,962
Net loss (income)
Balance at Jun. 30, 2021	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	23,484,979	(27,311,495)	(3,814,950)
Balance (in Shares) at Jun. 30, 2021	334,800	725,426	4,312,500				9,637,962
Balance at Dec. 31, 2020	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	23,276,615	(24,716,902)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	725,426	4,312,500				9,637,962
Net proceeds from Initial Public Offering allocated to Rights				3,845,970		3,845,970
Excess of cash received over fair value of private placement warrants				4,161,500		4,161,500
Change in fair value of over-allotment option liability					225,000	225,000
Accretion of Common Stock to possible redemption amount				(8,032,039)	(7,337,675)	(15,369,714)
Loss on extinguishment of debt										$ 9,484,113
Excercise of stock options (in Shares)										31,255
Net loss (income)					(595,442)	(595,442)				$ (15,127,629)
Balance at Dec. 31, 2021	$ 3,348	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	725,426	4,312,500				9,669,217
Balance at Mar. 31, 2021	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	23,384,409	(26,236,584)	(2,840,609)
Balance (in Shares) at Mar. 31, 2021	334,800	725,426	4,312,500				9,637,962
Stock-based compensation								100,570		100,570
Net loss (income)									(1,074,911)	(1,074,911)
Balance at Jun. 30, 2021	$ 3,348	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 964	23,484,979	(27,311,495)	(3,814,950)
Balance (in Shares) at Jun. 30, 2021	334,800	725,426	4,312,500				9,637,962
Stock-based compensation								117,571		117,571
Net loss (income)									(1,298,122)	(1,298,122)
Balance at Sep. 30, 2021	$ 3,348	$ 7,254					$ 964	23,602,550	(28,609,617)	(4,995,501)
Balance (in Shares) at Sep. 30, 2021	334,800	725,426					9,637,962
Loss on extinguishment of debt								9,484,113		9,484,113
Excercise of stock options							$ 3	35,197		35,200
Excercise of stock options (in Shares)							31,255
Stock-based compensation								99,645		99,645
Net loss (income)									(11,234,914)	(11,234,914)
Balance at Dec. 31, 2021	$ 3,348	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	725,426	4,312,500				9,669,217
Stock-based compensation								200,157		200,157
Net loss (income)					1,951,670	1,951,670			(3,504,002)	(3,504,002)
Balance at Mar. 31, 2022	$ 3,348	$ 7,254	$ 431		(5,757,447)	(5,757,016)	$ 967	33,421,662	(43,348,533)	(9,915,302)
Balance (in Shares) at Mar. 31, 2022	334,800	725,426	4,312,500				9,669,217
Balance at Dec. 31, 2021	$ 3,348	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	725,426	4,312,500				9,669,217
Net loss (income)						1,155,839
Balance at Jun. 30, 2022	$ 3,348	$ 7,254	$ 431		(6,699,162)	(6,698,731)	$ 967	33,610,319	(46,705,489)	(13,083,601)
Balance (in Shares) at Jun. 30, 2022	334,800	725,426	4,312,500				9,669,217
Balance at Dec. 31, 2021	$ 3,348	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	725,426	4,312,500				9,669,217
Loss on extinguishment of debt
Net loss (income)										(28,260,571)
Balance at Dec. 31, 2022							$ 4,725	68,128,196	(68,105,102)	27,819
Balance (in Shares) at Dec. 31, 2022							47,250,771
Balance at Mar. 31, 2022	$ 3,348	$ 7,254	$ 431		(5,757,447)	(5,757,016)	$ 967	33,421,662	(43,348,533)	(9,915,302)
Balance (in Shares) at Mar. 31, 2022	334,800	725,426	4,312,500				9,669,217
Stock-based compensation								188,657		188,657
Net loss (income)					(795,831)	(795,831)			(3,356,956)	(3,356,956)
Remeasurement of common stock subject to redemption amount					(145,884)	(145,884)
Balance at Jun. 30, 2022	$ 3,348	$ 7,254	$ 431		$ (6,699,162)	$ (6,698,731)	$ 967	33,610,319	(46,705,489)	(13,083,601)
Balance (in Shares) at Jun. 30, 2022	334,800	725,426	4,312,500				9,669,217
Cancellation and exchange of convertible note in connection with reverse capitalization							$ 530	14,548,384		14,548,914
Cancellation and exchange of convertible note in connection with reverse capitalization (in Shares)							5,299,546
Conversion of Series A preferred stock in connection with reverse recapitalization	$ (3,348)						$ 476	2,872
Conversion of Series A preferred stock in connection with reverse recapitalization (in Shares)	(334,800)						4,756,470
Conversion of Series B preferred stock in connection with reverse recapitalization		$ (7,254)					$ 1,030	6,224
Conversion of Series B preferred stock in connection with reverse recapitalization (in Shares)		(725,426)					10,306,055
Reverse recapitalization with Cleantech Acquisition Corp, net							$ 662	(669,904)		(669,242)
Reverse recapitalization with Cleantech Acquisition Corp, net (in Shares)							6,619,490
Earnout shares placed in escrow							$ 750	(750)
Earnout shares placed in escrow (in Shares)							7,499,993
Issuance of common stock for PIPE Investment							$ 310	30,999,690		31,000,000
Issuance of common stock for PIPE Investment (in Shares)							3,100,000
Equity issuance costs								(12,582,000)		(12,582,000)
Stock-based compensation								235,593		235,593
Net loss (income)									(13,176,497)	(13,176,497)
Balance at Sep. 30, 2022							$ 4,725	66,150,428	(59,881,986)	6,273,167
Balance (in Shares) at Sep. 30, 2022							47,250,771
Stock-based compensation								1,977,768		1,977,768
Net loss (income)									(8,223,116)	(8,223,116)
Balance at Dec. 31, 2022							$ 4,725	$ 68,128,196	$ (68,105,102)	$ 27,819
Balance (in Shares) at Dec. 31, 2022							47,250,771